Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of stock options activity [Table Text Block]
		Weighted
		average
		exercise
	Number	price
	of Shares	(CAD$)

Outstanding balance, December 31, 2022	2,235,000	$0.49
Cancelled and expired during 2023	(1,335,000)	$0.49
Outstanding balance, at December 31, 2023	900,000	$0.50
Expired during 2024	(40,000)	$0.30
Outstanding balance, at December 31, 2024	860,000	$0.51
Expired during 2025	(60,000)	$0.50
Outstanding balance, at December 31, 2025	800,000	$0.51

Exercise price range		$0.50 - $0.52

Schedule of stock options outstanding and exercisable [Table Text Block]
		Weighted	Weighted
		Average	Average
Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices
(CAD$)	31-Dec-25	(Number of Years)	(CAD$)

$0.50	300,000	0.48	$0.50
$0.52	500,000	0.53	$0.52
	800,000	0.50	$0.51

Schedule of RSUs [Table Text Block]
Balance December 31, 2022	-
RSUs granted	1,600,000
Balance December 31, 2023	1,600,000
RSUs granted	222,598
RSUs vested and converted to shares	(906,302)
RSUs cancelled	(238,776)
Balance December 31,2024	677,520
RSUs granted	459,096
RSUs vested and converted to shares	(490,635)
RSUs cancelled	(58,484)
Balance December 31, 2025	587,497

Schedule of DSUs [Table Text Block]
	DSUs outstanding	Deferred compensation liability at year end
Balance December 31, 2022	-	-
DSUs granted in 2023	1,537,255	-
Balance December 31, 2023	1,537,255	244,000
DSUs granted in 2024	632,257
Balance December 31, 2024	2,169,512	422,000
DSUs granted in 2025	438,425
Balance December 31, 2025	2,607,937	856,000

Schedule of warrants [Table Text Block]
Exercise Prices (CAD$)	Expiry Dates	Outstanding at December 31, 2022	Issued	Exercised	Expired	Outstanding at December 31, 2023
$0.75	October 28, 2023	638,510	-	-	638,510	-